Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Sep. 30, 2013 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Sep. 30, 2013 Common Class A	Dec. 31, 2012 Common Class A	Dec. 31, 2011 Common Class A	Sep. 30, 2013 Common Class B-1	Dec. 31, 2012 Common Class B-1	Dec. 31, 2011 Common Class B-1	Sep. 30, 2013 Common Class B-2	Dec. 31, 2012 Common Class B-2	Dec. 31, 2011 Common Class B-2	Sep. 30, 2013 Common Class B-3	Dec. 31, 2012 Common Class B-3	Dec. 31, 2011 Common Class B-3
Deferred financing cost, accumulated amortization	$ 232,312	$ 58,626	$ 809,158
Intangible lease assets, accumulated amortization	$ 926,571	$ 841,686	$ 703,675
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, par value				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation value				$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, Shares Issued				27,585	27,585	27,844	9,807	9,807	9,904
Preferred stock, Outstanding				27,585	27,585	27,844	9,807	9,807	9,904
Common stock, par value										$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized										889,500,000	889,500,000	889,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000
Common stock, shares issued										3,172,454	3,180,063	31,146,527	3,172,454	3,180,063	3,146,528	3,172,453	3,180,063	3,146,528	3,172,453	3,180,062	3,146,527
Common stock, shares outstanding										3,172,454	3,180,063	31,146,527	3,172,454	3,180,063	3,146,528	3,172,453	3,180,063	3,146,528	3,172,453	3,180,062	3,146,527